Equity (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Rollforward of the liability related to equity-based compensation
Balance at the beginning of the period			$ 10,012	$ 5,043	$ 5,043
Expense recorded			21,659		17,804	10,138
Value of units vested and issued			(18,763)		(9,085)	(3,627)
Taxes paid on behalf of participants			(9,901)		(3,750)	(1,468)
Balance at the end of the period	3,007		3,007		10,012	5,043
Maximum number of shares that may be issued as a percentage of outstanding common and subordinated units			10.00%		10.00%
Incremental amount that the maximum units deliverable may automatically increase under the plan, expressed as a percentage of issued and outstanding common and subordinated units			10.00%		10.00%
Restricted units
Equity-Based Incentive Compensation
Distributions on restricted units during the vesting period			0		0
Unvested restricted units at the beginning of the period (in shares)			1,311,100	1,444,900	1,444,900
Units granted (in shares)			333,903		494,000	1,684,400
Units vested and issued (in shares)			(438,009)		(296,269)	(156,802)
Units withheld for employee taxes (in shares)			(231,194)		(122,531)	(61,698)
Units forfeited (in shares)			(117,000)		(209,000)	(21,000)
Unvested restricted units at the end of the period (in shares)	858,800		858,800		1,311,100	1,444,900
Number of awards vested			858,800		1,311,100
Estimate of forfeiture of unvested awards					95,000
Closing price (in dollars per share)	$ 39.37		$ 39.37		$ 37.53
Estimated stock-based compensation expense
2015					14,393
2016			11,516		11,279
2017			7,262		7,429
2018			2,237		2,310
2019			249		229
Total			27,607		35,640
Rollforward of the liability related to equity-based compensation
Expense recorded	$ 13,800	$ 3,200	$ 21,700	$ 10,300
Weighted-average grant date fair value of the awards (in dollars per share)	$ 35.16		$ 35.16		$ 33.78
Number of units available for issuance under the Long-Term Incentive Plan	7,100,000		7,100,000		6,200,000
Restricted units | July 1, 2014
Equity-Based Incentive Compensation
Number of awards vested					408,300
Restricted units | January 1, 2015
Equity-Based Incentive Compensation
Number of awards vested					4,000
Restricted units | July 1, 2015
Equity-Based Incentive Compensation
Number of awards vested			334,800		341,300
Restricted units | January 1, 2016
Equity-Based Incentive Compensation
Number of awards vested					4,000
Restricted units | July 1, 2016
Equity-Based Incentive Compensation
Number of awards vested			314,000		322,500
Restricted units | January 1, 2017
Equity-Based Incentive Compensation
Number of awards vested					4,000
Restricted units | July 1, 2017
Equity-Based Incentive Compensation
Number of awards vested			178,500		192,500
Restricted units | January 1, 2018
Equity-Based Incentive Compensation
Number of awards vested					4,000
Restricted units | July 1, 2018
Equity-Based Incentive Compensation
Number of awards vested			31,500		30,500